LINE OF CREDIT AND LONG TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Current portion of long term debt:
Line of credit	$ 490	$ 1,973	$ 1,973
Current portion of term loan	1,011	975	0
Long-Term Debt, Current Maturities	1,501	2,948	1,973
Long term liabilities:
Long term deferred revenue	190	264	126
Long term portion of term loan	854	1,370	0
Derivative Liabilities, Noncurrent	$ 1,044	$ 1,634	$ 126